Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions		3 Months Ended	12 Months Ended
	Jun. 12, 2017 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Mar. 31, 2018 $ / shares	Mar. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about business combination [line items]
Indemnification assets					€ 73.8		€ 73.8
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets					€ 73.8		€ 73.8	€ 63.4
Shares held in escrow as a result of indemnification asset | shares					6,964,417
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)				$ 15.74	€ 12.77	$ 16.91	€ 14.13
Iglo
Disclosure of detailed information about business combination [line items]
Indemnification assets					€ 0.0		€ 0.0	€ 2.1
Release of indemnified provision	€ 2.1	€ 0.0	€ (2.1)